Recoverable taxes (Tables)	12 Months Ended
Dec. 31, 2024
Recoverable taxes
Recoverable taxes

Recoverable taxes are substantially represented by credits of Tax on Goods and Services (“ICMS”, the Brazilian VAT), Contribution for Social Security Financing (“COFINS”), and Social Integration Program (“PIS”).

	12/31/2024	12/31/2023
ICMS - State VAT (a.1)	1,416,708	1,365,128
PIS and COFINS - Federal VAT (a.2)	3,172,417	2,761,262
Others	101,152	77,249
Total	4,690,277	4,203,639
Current	2,040,008	1,462,269
Non-current	2,650,269	2,741,370

Schedule of estimated recovery of ICMS credits
12/31/2024
Up to 1 year	513,494
From 1 to 2 years	472,413
From 2 to 3 years	246,132
From 3 to 5 years	184,669
Total recoverable ICMS, net of provision	1,416,708

Estimated recovery of PIS and COFINS credits

The Management estimates the realization of these credits within up to 5 years from the constitution date, as follows:

12/31/2024
Up to 1 year	1,434,055
From 1 to 2 years	746,577
From 2 to 3 years	421,674
From 3 to 5 years	570,111
Total recoverable PIS and COFINS	3,172,417